Document and Entity Information	Oct. 20, 2026
Document Information [Line Items]
Document Period End Date	Oct. 20, 2026
Document Type	8-K
Soliciting Material	false
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	Weatherford International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36504
Entity Tax Identification Number	98-0606750
Entity Address, Address Line One	2000 St. James Place
Entity Address, City or Town	Houston,
Entity Address, State	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	836.4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.001 par value per share
Trading Symbol	WFRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001603923
Amendment Flag	false